Stock Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock option activity
Options outstanding at the beginning of the year	123,570
Options granted
Options exercised		0	0
Forfeitures	31,079
Options outstanding at the end of the year	92,491	123,570
Options exercisable at the end of the year	90,019
Share Options outstanding and Non-vested Weighted Average at the beginning of the year	$ 5.16
Weighted Average Exercise Price Options granted
Weighted Average Exercise Price Options exercised
Weighted Average Exercise Price Forfeitures	$ 4.60
Share Options outstanding and Non-vested Weighted Average at the end of the year	$ 5.35	$ 5.16
Weighted Average Exercise Price Options exercisable at the end of the year	$ 5.35
Aggregate Intrinsic value Options outstanding at the beginning of the year
Aggregate Intrinsic value Options outstanding at the end of the year
Aggregate Intrinsic value Options exercisable at the end of the year